CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015		Mar. 31, 2014
Revenues:
Finance revenues	¥ 200,889	¥ 186,883		¥ 191,700
Gains on investment securities and dividends	35,786	56,395		27,181
Operating leases	373,910	363,095		330,606
Life insurance premiums and related investment income	189,421	351,493		155,406
Sales of goods and real estate	834,010	450,869		179,884
Services income	735,186	765,548		490,515
Total revenues	2,369,202	2,174,283		1,375,292
Expenses:
Interest expense	72,821	72,647		82,968
Costs of operating leases	245,069	238,157		216,568
Life insurance costs	121,282	271,948		108,343
Costs of goods and real estate sold	748,259	402,021		162,989
Services expense	445,387	425,676		260,278
Other (income) and expense, net	(3,729)	23,674		(21,001)
Selling, general and administrative expenses	422,692	427,816		316,851
Provision for doubtful receivables and probable loan losses	11,717	11,631		13,838
Write-downs of long-lived assets	13,448	34,887		23,421
Write-downs of securities	4,515	8,997		7,989
Total expenses	2,081,461	1,917,454		1,172,244
Operating Income	287,741	256,829		203,048
Equity in Net Income of Affiliates	45,694	30,531		18,368
Gains on sales of subsidiaries and affiliates and liquidation losses, net	57,867	20,575		64,923
Bargain purchase gain	0	36,082		0
Income before Income Taxes and Discontinued Operations	391,302	344,017		286,339
Provision for income taxes	120,312	89,057		98,553
Income from Continuing Operations	270,990	254,960		187,786
Discontinued Operations:
Income from discontinued operations, net	0	463	[1]	12,182	[1]
Provision for income taxes	0	(166)		(4,681)
Discontinued operations, net of applicable tax effect	0	297		7,501
Net Income	270,990	255,257		195,287
Net Income Attributable to the Noncontrolling Interests	10,002	15,339		3,815
Net Income Attributable to the Redeemable Noncontrolling Interests	819	4,970		4,108
Net Income Attributable to ORIX Corporation Shareholders	260,169	234,948		187,364
Income Attributable to ORIX Corporation Shareholders:
Income from Continuing Operations	260,169	234,651		180,069
Discontinued Operations	0	297		7,295
Net Income Attributable to ORIX Corporation Shareholders	¥ 260,169	¥ 234,948		¥ 187,364
Basic:
Income from continuing operations	¥ 198.73	¥ 179.24		¥ 142.00
Discontinued operations	0.00	0.23		5.75
Net income attributable to ORIX Corporation shareholders	198.73	179.47		147.75
Diluted:
Income from continuing operations	198.52	178.99		137.63
Discontinued operations	0.00	0.22		5.57
Net income attributable to ORIX Corporation shareholders	198.52	179.21		143.20
Cash Dividends	¥ 58.00	¥ 23.00		¥ 13.00

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2014 and 2015 were net gain of ¥14,600 million and ¥362 million, respectively.